Schedule of Deferred Tax Assets and Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net operating loss carryforwards	€ 22,366	€ 21,732
Elimination of intercompany profit in inventory	156	136
Elimination of intercompany profit in fixed assets	145	68
Other items	283	493
Total deferred tax assets	23,172	22,599
capital leases treated as operating leases for tax	(3)	(26)
Provisions for retirement indemnities	222	170
Other items	(4)	(8)
Total deferred tax liabilities	(7)	(34)
Net deferred tax assets	23,165	22,565
Valuation allowance for deferred tax assets	(23,125)	(22,543)
Deferred tax assets (liabilities), net of allowance	€ 40	€ 22